Income Taxes (Details1) (Parenthetical)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Income Taxes Details1 [Abstract]
Canadian federal and provincial recovery of income taxes using statutory rate	27.00%	27.00%	27.00%